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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 29, 2002
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     MARSHFIELD ASSOCIATES
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Address:  21 DUPONT CIRCLE, NW
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          SUITE 310
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          WASHINGTON, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   CHRIS NIEMCZEWSKI
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Title:  DIRECTOR
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Phone:  (202) 828-6200
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Signature, Place, and Date of Signing:

CONFORMED                          WASHINGTON, DC                MAY 14, 2002
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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Marshfield Associates
FORM 13F
29-Mar-02

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
                                                                                                 Voting Authority
                                                                                                 ----------------------
                                 Title of            Value      Shares/     Sh/   Put/  Invstmt  Other
Name of Issuer                   class    CUSIP      (x$1000)   Prn Amt     Prn   Call  Dscretn  Managers  Sole        Shared None
------------------------------   -------- ---------  --------   --------    ---   ----  -------  --------  --------    ------ ----
3M Co.                           COM      88579Y101        2219       19293 SH          Sole                     19293
A.G. Edwards                     COM      281760108        2741       62320 SH          Sole                     62320
Alliance Capital Mgmt Hold       COM      01855A101         464       10000 SH          Sole                     10000
American Express Company         COM      025816109        7597      185467 SH          Sole                    185467
American International Group     COM      026874107        1070       14833 SH          Sole                     14833
Berkley W.R. Corp                COM      084423102        3808       66251 SH          Sole                     66251
Berkshire Hathaway Class B       COM      084670207       33441       14116 SH          Sole                     14116
Bristol Myers-Squibb             COM      110122108        1196       29541 SH          Sole                     29541
CCC Information Services         COM      12487Q109       13451     1478162 SH          Sole                   1478162
Citigroup                        COM      132187105       12898      260452 SH          Sole                    260452
Coca-Cola Company                COM      191216100        1418       27132 SH          Sole                     27132
Disney (Walt) Company            COM      254687106         568       24627 SH          Sole                     24627
Dover Corp.                      COM      260003108        7793      190061 SH          Sole                    190061
ExxonMobil Corporation           COM      30231G102        1321       30138 SH          Sole                     30138
Federal Home Loan Mortgage Cor   COM      313400301       16278      256872 SH          Sole                    256872
Federal National Mortgage Asso   COM      313586109       11744      147023 SH          Sole                    147023
Gannett Inc.                     COM      364730101       14409      189339 SH          Sole                    189339
General Electric Company         COM      369604103       13802      368546 SH          Sole                    368546
Gillette Company, The            COM      375766102        1601       47082 SH          Sole                     47082
Great Lakes Chemical             COM      390568103         399       14166 SH          Sole                     14166
Heineken Holdings NV Shs A       COM                        793       26946 SH          Sole                     26946
HomeFed Corp                     COM                        305      346563 SH          Sole                    346563
Intel Corp                       COM      458140100        2358       77541 SH          Sole                     77541
Johnson & Johnson                COM      478160104       18714      288132 SH          Sole                    288132
Leucadia National Corporation    COM      527288104       21423      599255 SH          Sole                    599255
Markel Corp                      COM      570535104       32590      160140 SH          Sole                    160140
Marriott International Inc Cla   COM      571900109       12378      275365 SH          Sole                    275365
Martin Marietta Materials        COM      573284106       12811      303426 SH          Sole                    303426
Mc Donald's Corporation          COM      580135101       21909      789519 SH          Sole                    789519
Merck & Co., Inc.                COM      589331107        2286       39698 SH          Sole                     39698
Microsoft Corporation            COM      594918104        2230       36968 SH          Sole                     36968
Mohawk Industries                COM      MHK             16626      276681 SH          Sole                    276681
Morgan Stanley Dean Witter & C   COM      24240V101       15619      272541 SH          Sole                    272541
Nestle ADR (Regular Shares)      COM      641069406         909       16340 SH          Sole                     16340
Odyssey Re Holdings              COM      67612W108       39641     2479084 SH          Sole                   2479084
PepsiCo, Inc.                    COM      713448108       13292      258101 SH          Sole                    258101
Pfizer Inc.                      COM      717081103        2305       57995 SH          Sole                     57995
Roper Industries Inc             COM      776696106        8463      170149 SH          Sole                    170149
Sabre Holdings Corp Cl A         COM      785905100       11759      251736 SH          Sole                    251736
Sealed AirCorp                   COM      81211K100       31953      678703 SH          Sole                    678703
St. Paul Companies               COM      792860108        3301       72000 SH          Sole                     72000
State Street Corp                COM      857477103         667       12040 SH          Sole                     12040
Tricon Global Restaurants        COM      895953107       63389     1078407 SH          Sole                   1078407
Verizon Communications           COM      077853109         543       11784 SH          Sole                     11784
Washington Mutual Inc            COM      939322103       46460     1402357 SH          Sole                   1402357
Wells Fargo & Company            COM      949740104       25277      511677 SH          Sole                    511677
White Mountains Insurance Group  COM      G9618E107       79765      230935 SH          Sole                    230935
REPORT SUMMARY                         47 DATA RECORDS   635984             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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